Private Placement	2 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Private Placements [Abstract]
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

The Sponsor has committed to purchase an aggregate of 5,666,667 Private Placement Warrants (or 6,266,667 Private Placement Warrants if the underwriter’s over-allotment is exercised in full) at a price of $1.50 per Private Placement Warrant ($8,500,000, or an aggregate of $9,400,000 if the underwriter’s over-allotment is exercised in full) from the Company in a private placement that will occur simultaneously with the closing of the Proposed Public Offering. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7). The proceeds from the sale of the Private Placement Warrants will be added to the net proceeds from the Proposed Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 6,266,667 Private Placement Warrants at a price of $1.50 per Private Placement Warrant ($9,400,000) from the Company in a private placement. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8). The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.